SHARE BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of share based payment movement of options

		Options	Restricted shares	Total
	Number of options	Weighted average exercise price (*)	Number of Restricted shares	Number of share-based awards
Outstanding at January 1, 2026	2,229,113	$3.41	305,476	2,534,589
Granted	75,000	10.32	332,500	407,500
Exercised	(902,741)	2.10	(60,863)	(963,604)
Expired	(228,672)	3.73	—	(228,672)
Forfeited	(89,375)	4.82	(5,113)	(94,488)
Outstanding at June 30, 2026	1,083,325	$4.38	572,000	1,655,325
Exercisable at June 30, 2026	434,881	$4.09	—	434,881

(*) The exercise price of all options is denominated in NIS and was translated to USD in the table above using the exchange rate as of June 30, 2026.